Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 1,361,348
Banco Itau [Member]
IfrsStatementLineItems [Line Items]
Average yield of cash equivalents	99.90%
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of cash equivalents	99.60%	96.83%